SHARE-BASED COMPENSATION (Details 3) - Stock Options [Member] - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning		7,812,178	[1]	5,489,492
Exercise Price Outstanding, Beginning		$ 3.70	[1]	$ 4.23
Weighted Average Remaining Contractual Life (Years)				6 years 18 days		6 years 6 months 21 days	[1]
Weighted-Average Grant Date Fair Value,Beginning		$ 2.23	[1]	$ 2.27
Number of Shares Options Granted				2,686,337
Exercise Price Granted				$ 2.81
Weighted-Average Grant Date Fair Value,Granted				$ 2.21
Number of Shares Options, Forfeited		(31,523)		(65,634)
Exercise Price Forfeited		$ 2.26		$ 4.50
Weighted-Average Grant Date Fair Value,Forfeited		1.46		$ 2.52
Number of Shares Options Expired				(298,017)
Exercise Price Expired				$ 5.26
Weighted-Average Grant Date Fair Value,Expired		$ 2.86		$ 2.82
Number of Shares Options Outstanding, Ending		7,766,234	[2]	7,812,178	[1]	5,489,492
Exercise Price Outstanding, Ending		$ 3.70	[2]	$ 3.70	[1]	$ 4.23
Weighted-Average Grant Date Fair Value,Ending		$ 1.98	[2]	$ 2.23	[1]	$ 2.27
Number of Shares Exercisable at end of period		4,870,164	[3]	4,525,905	[4]
Exercise Price Options exercisable at end of period	[4]			$ 4.03
Weighted Average Remaining Contractual Life (Years) exercisable		4 years 10 months 13 days	[3]	4 years 10 months 2 days	[4]
Weighted-average grant date fair value exercisable	[4]			$ 2.13

[1]	There was no aggregate intrinsic value of all stock options outstanding as of December 31, 2022.
[2]	There was no aggregate intrinsic value of all stock options outstanding as of March 31, 2023.
[3]	There was no aggregate intrinsic value of all vested/exercisable stock options as of March 31, 2023.
[4]	There was no aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2022.